REVENUE AND EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	€ 115,747	€ 80,253	€ 70,497
Online Sports Betting [Member]
IfrsStatementLineItems [Line Items]
Total	58,470	45,875	39,719
Online Casino Wagering [Member]
IfrsStatementLineItems [Line Items]
Total	57,277	34,178	30,778
Others [Member]
IfrsStatementLineItems [Line Items]
Total		€ 200